RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 6,930
Additions	3,904
Deductions	(961)
Ending balance	9,873
Loans 90 days past due	$ 0